32. INSURANCE COVERAGE (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Coverage
Schedule of insurance coverage

The Company also takes into consideration orientations provided by its advisors.

		12.31.20
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.	4,472,077
Transport of goods	Coverage of goods in transit and in inventories.	628,760
Civil responsability	Third party complaints.	415,736